Stockholders' equity and dividend payments, Stockholders equity (Details)	9 Months Ended
Sep. 30, 2026 Vote $ / shares shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued (in shares)	161,235,573
Number of shares authorized for issue at September 30, 2026 (in shares)	250,000,000
Par value (in dollars per share) | $ / shares	$ 0.01